UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21153

Nuveen Maryland Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Maryland Dividend Advantage Municipal Fund 3 (NWI)
	August 31, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 3.8% (2.5% of Total Investments)
$ 2,450	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	Baa3	$ 2,157,225
	9/01/39 – SYNCORA GTY Insured
380	Baltimore, Maryland, Subordinate Lien Convention Center Hotel Revenue Bonds, Series 2006B,	9/16 at 100.00	Ba1	346,381
	5.875%, 9/01/39
700	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference	12/16 at 100.00	N/R	431,865
	Center, Series 2006A, 5.000%, 12/01/31
3,530	Total Consumer Discretionary			2,935,471
	Consumer Staples – 4.8% (3.1% of Total Investments)
575	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series	6/17 at 100.00	N/R	528,621
	2007A, 5.250%, 6/01/32
20,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2005A,	5/15 at 11.19	BBB–	650,400
	0.000%, 5/15/50
	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,
	Series 2002:
2,260	5.375%, 5/15/33	5/12 at 100.00	BBB	2,107,766
500	5.500%, 5/15/39	5/12 at 100.00	BBB	418,265
23,335	Total Consumer Staples			3,705,052
	Education and Civic Organizations – 11.8% (7.8% of Total Investments)
225	Anne Arundel County, Maryland, Economic Development Revenue Bonds, Community College Project,	9/12 at 102.00	A2	232,549
	Series 2002, 5.125%, 9/01/22
625	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount Saint Mary’s College,	9/16 at 100.00	BB+	572,844
	Series 2006, 5.625%, 9/01/38
690	Hartford County, Maryland, Economic Development Revenue Bonds, Battelle Memorial Institute,	4/14 at 100.00	A+	695,762
	Series 2004, 5.250%, 4/01/34
625	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College,	7/14 at 100.00	A–	630,444
	Series 2004, 5.125%, 7/01/34
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins	7/12 at 100.00	AA	1,008,100
	University, Series 2002A, 5.000%, 7/01/32
735	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins	No Opt. Call	AA+	804,399
	University, Series 2004, Trust 1003, 13.587%, 1/01/13 (IF)
925	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute	6/16 at 100.00	Baa1	904,021
	College of Art, Series 2006, 5.000%, 6/01/30
165	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park	7/20 at 100.00	BBB–	156,554
	Public Charter School Issue, Series 2010, 6.000%, 7/01/40
625	Maryland Industrial Development Financing Authority, Revenue Bonds, Our Lady of Good Counsel	5/15 at 100.00	N/R	626,769
	High School, Series 2005A, 6.000%, 5/01/35
710	Montgomery County Revenue Authority, Maryland, Lease Revenue Bonds, Montgomery College Arts	5/15 at 100.00	Aa3	779,616
	Center Project, Series 2005A, 5.000%, 5/01/18
1,000	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and	7/13 at 100.00	Aa3	1,012,070
	Auxiliary Facilities, Series 2003A, 5.000%, 7/01/32 – FGIC Insured
800	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2006A,	10/16 at 100.00	AA+	894,288
	5.000%, 10/01/22
890	Westminster, Maryland, Educational Facilities Revenue Bonds, McDaniel College, Series 2006,	11/16 at 100.00	BBB+	863,531
	5.000%, 11/01/31
9,015	Total Education and Civic Organizations			9,180,947
	Health Care – 31.5% (20.7% of Total Investments)
700	Maryland Health and Higher Education Facilities Authority, Revenue Bonds, University of	7/16 at 100.00	A	705,929
	Maryland Medical System Issue, Series 2006A, 5.000%, 7/01/31
445	Maryland Health and Higher Education Facilities Authority, Revenue Bonds, University of	7/19 at 100.00	A	451,706
	Maryland Medical System Issue, Series 2010, 5.125%, 7/01/39
300	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds Doctors Community	No Opt. Call	Baa3	265,704
	Hospital, Refunding Series 2010, 5.750%, 7/01/38
375	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist	1/22 at 100.00	Baa2	370,988
	Healthcare, Series 2011A, 6.125%, 1/01/36 (WI/DD, Settling 9/01/11)
335	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel	7/19 at 100.00	A–	334,977
	Health System, Series 2010, 5.000%, 7/01/40
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel	1/12 at 100.00	AA+	1,000,230
	Medical Center, Series 1998, 5.125%, 7/01/33 – AGM Insured
775	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Memorial	7/14 at 100.00	A3	780,386
	Hospital, Series 2004, 5.500%, 7/01/36
1,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County	7/12 at 100.00	A3	1,257,663
	General Hospital, Series 2002, 5.800%, 7/01/32
1,750	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll Hospital	7/16 at 100.00	A3	1,653,015
	Center, Series 2006, 5.000%, 7/01/40
1,070	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Civista Medical	7/14 at 100.00	N/R	864,603
	Center, Series 2005, 5.000%, 7/01/37 – RAAI Insured
885	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Doctors Community	7/17 at 100.00	Baa3	758,480
	Hospital, Series 2007A, 5.000%, 7/01/29
700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial	7/12 at 100.00	Baa1	647,829
	Hospital, Series 2002, 5.125%, 7/01/35
640	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Greater Baltimore	1/12 at 100.00	A	629,683
	Medical Center, Series 2001, 5.000%, 7/01/34
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins	11/11 at 100.00	AA–	1,001,610
	Hospital, Series 2001, 5.000%, 5/15/21
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kennedy Krieger	7/13 at 100.00	Baa3	980,000
	Institute, Series 2003, 5.500%, 7/01/33
595	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/17 at 100.00	AA+	613,618
	System, Series 2008, 5.000%, 7/01/28 – AGC Insured
400	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/21 at 100.00	A	423,728
	System, Series 2011, 6.000%, 7/01/41
900	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A2	920,673
	Series 2004, 5.375%, 8/15/24
1,690	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	5/16 at 100.00	AA+	1,726,842
	Series 2007, 5.250%, 5/15/46 – BHAC Insured
650	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical	1/12 at 100.00	BBB	645,723
	Center Issue, Series 2001, 5.625%, 7/01/31
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical
	Center Issue, Series 2007A:
525	5.000%, 7/01/37	7/17 at 100.00	BBB	453,994
1,185	5.500%, 7/01/42	7/17 at 100.00	BBB	1,085,081
850	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional	7/16 at 100.00	A	842,775
	Medical Center, Series 2006, 5.000%, 7/01/36
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins	5/20 at 100.00	AA–	1,024,030
	Health System Obligated Group Issue, Series 2010, 5.000%, 5/15/40
1,845	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of	7/12 at 100.00	A3	1,851,458
	Cecil County, Series 2002, 5.625%, 7/01/32
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County
	Hospital, Series 2008:
1,220	5.750%, 1/01/38	1/18 at 100.00	BBB–	1,187,633
500	6.000%, 1/01/43	1/18 at 100.00	BBB–	500,210
95	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland	7/16 at 100.00	Baa1	95,642
	Health, Series 2006A, 5.000%, 7/01/34 – NPFG Insured
775	Maryland Health and Higher Educational Facilities Authority, Revenue Refunding Bonds,	1/13 at 101.00	Baa2	783,851
	Adventist Healthcare, Series 2003A, 5.750%, 1/01/25
900	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994,	1/12 at 100.00	B3	594,882
	5.300%, 7/01/24
25,355	Total Health Care			24,452,943
	Housing/Multifamily – 7.8% (5.1% of Total Investments)
980	Maryland Community Development Administration, Housing Revenue Bonds, Series 2002B, 4.950%,	7/12 at 100.00	Aa2	980,294
	7/01/32 (Alternative Minimum Tax)
1,250	Maryland Economic Development Corporation, Senior Lien Student Housing Revenue Bonds,	10/13 at 100.00	B3	926,500
	University of Maryland – Baltimore, Series 2003A, 5.625%, 10/01/23
	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Sheppard Pratt
	University Village, Series 2001:
20	5.875%, 7/01/21 – ACA Insured	7/12 at 100.50	N/R	19,017
150	6.000%, 7/01/33 – ACA Insured	7/12 at 100.50	N/R	131,210
475	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds, University	6/16 at 100.00	AA+	455,511
	of Maryland College Park Projects, Series 2006, 5.000%, 6/01/33 – CIFG Insured
	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development
	Bonds, Series 2002B:
515	5.100%, 7/01/33 (Alternative Minimum Tax)	7/12 at 100.00	Aaa	515,608
3,000	5.200%, 7/01/44 (Alternative Minimum Tax)	7/12 at 100.00	Aaa	2,997,420
6,390	Total Housing/Multifamily			6,025,560
	Housing/Single Family – 8.7% (5.8% of Total Investments)
1,470	Maryland Community Development Administration Department of Housing and Community Development,	9/18 at 100.00	Aa2	1,520,642
	Residential Revenue Bonds, Series 2008C, 5.375%, 9/01/39
505	Maryland Community Development Administration Department of Housing and Community Development,	3/20 at 100.00	Aa2	527,518
	Residential Revenue Bonds, Series 2010B, 5.250%, 9/01/35
	Maryland Community Development Administration, Department of Housing and Community
	Development, Residential Revenue Bonds, Series 2006:
1,200	4.875%, 9/01/26 (Alternative Minimum Tax) (UB)	3/16 at 100.00	Aa2	1,209,636
595	4.900%, 9/01/26 (Alternative Minimum Tax) (UB)	9/15 at 100.00	Aa2	599,468
815	4.900%, 9/01/31 (Alternative Minimum Tax) (UB)	9/16 at 100.00	Aa2	818,407
	Maryland Community Development Administration, Department of Housing and Community
	Development, Residential Revenue Bonds, Series 2007:
350	5.000%, 9/01/27 (Alternative Minimum Tax) (UB)	3/17 at 100.00	Aa2	353,770
620	4.850%, 9/01/37 (Alternative Minimum Tax) (UB)	3/17 at 100.00	Aa2	605,232
1,160	Maryland Community Development Administration, Department of Housing and Community	9/14 at 100.00	Aa2	1,147,136
	Development, Residential Revenue Bonds, Series 2005, 4.900%, 9/01/36 (Alternative
	Minimum Tax) (UB)
6,715	Total Housing/Single Family			6,781,809
	Industrials – 4.0% (2.6% of Total Investments)
1,590	Maryland Economic Development Corporation, Economic Development Revenue Bonds, Transportation	6/20 at 100.00	Baa3	1,571,572
	Facilities Project, Series 2010A, 5.750%, 6/01/35
510	Maryland Economic Development Corporation, Solid Waste Disposal Revenue Bonds, Waste	4/12 at 101.00	BBB	522,286
	Management Inc., Series 2002, 4.600%, 4/01/16 (Alternative Minimum Tax)
1,000	Northeast Maryland Waste Disposal Authority, Baltimore, Resource Recovery Revenue Bonds, RESCO	No Opt. Call	BBB	1,010,120
	Retrofit Project, Series 1998, 4.750%, 1/01/12 (Alternative Minimum Tax)
3,100	Total Industrials			3,103,978
	Long-Term Care – 5.8% (3.8% of Total Investments)
1,050	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2007A, 5.000%, 1/01/37	1/17 at 100.00	BBB+	970,526
380	Gaithersburg, Maryland, Economic Development Revenue Bonds, Asbury Methodist Homes Inc.,	1/20 at 100.00	N/R	397,180
	Series 2009B, 6.000%, 1/01/23
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Charlestown	1/21 at 100.00	N/R	1,546,890
	Community Issue, Series 2010, 6.250%, 1/01/45
400	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Edenwald, Series	7/16 at 100.00	N/R	357,580
	2006A, 5.400%, 1/01/31
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, King Farm
	Presbyterian Community, Series 2007A:
280	5.000%, 1/01/17	No Opt. Call	N/R	277,273
520	5.250%, 1/01/27	1/17 at 100.00	N/R	428,823
540	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge	7/17 at 100.00	A–	493,555
	Retirement Community, Series 2007, 4.750%, 7/01/34
4,670	Total Long-Term Care			4,471,827
	Tax Obligation/General – 10.7% (7.0% of Total Investments)
380	Carroll County, Maryland, Consolidated Public Improvement Bonds, Series 2005A, 5.000%, 12/01/16	12/15 at 100.00	AA+	446,485
710	Frederick, Maryland, General Obligation Bonds, Series 2005, 5.000%, 8/01/16 – NPFG Insured	8/15 at 100.00	AA	823,650
1,000	Maryland National Capital Park Planning Commission, Prince George’s County, General Obligation	1/14 at 100.00	AAA	1,097,620
	Bonds, Park Acquisition and Development, Series 2004EE-2, 5.000%, 1/15/17
1,850	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	No Opt. Call	AAA	2,166,073
	2005A, 5.000%, 7/01/15
1,440	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	No Opt. Call	AAA	1,717,056
	2006A, 5.000%, 5/01/16
1,000	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds,	No Opt. Call	AAA	1,012,180
	Series 2004C, 5.000%, 12/01/11
1,000	St. Mary’s County, Maryland, General Obligation Hospital Bonds, Series 2002, 5.000%, 10/01/12	No Opt. Call	AA	1,052,420
7,380	Total Tax Obligation/General			8,315,484
	Tax Obligation/Limited – 30.6% (20.1% of Total Investments)
185	Anne Arundel County, Maryland, Special Obligation Bonds, National Business Park – North	7/18 at 102.00	N/R	179,611
	Project, Series 2010, 6.100%, 7/01/40
130	Frederick County, Maryland, Lake Linganore Village Community Development Special Obligation	7/12 at 100.00	N/R	130,514
	Bonds, Series 2001A, 5.600%, 7/01/20 – RAAI Insured
	Fredrick County, Maryland, Special Obligation Bonds, Urbana Community Development Authority,
	Series 2010A:
1,150	5.000%, 7/01/30	7/20 at 100.00	A–	1,185,121
250	5.000%, 7/01/40	7/20 at 100.00	A–	252,205
450	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2004,	7/14 at 102.00	N/R	410,580
	5.750%, 7/01/34
5,000	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002,	No Opt. Call	AAA	6,008,850
	5.500%, 2/01/16
450	Maryland Economic Development Corporation, Lease Revenue Bonds, Montgomery County Town	9/12 at 100.00	AA+	471,893
	Square Parking Garage, Series 2002A, 5.000%, 9/15/13
2,935	Maryland Economic Development Corporation, Lease Revenue Bonds, Montgomery County Wayne	9/12 at 100.00	AA+	3,073,356
	Avenue Parking Project, Series 2002A, 5.250%, 9/15/16
	Maryland Stadium Authority, Lease Revenue Bonds, Montgomery County Conference Center
	Facilities, Series 2003:
1,465	5.000%, 6/15/21	6/13 at 100.00	AA+	1,565,777
1,620	5.000%, 6/15/23	6/13 at 100.00	AA+	1,721,315
1,410	Prince George’s County, Maryland, Special Obligation Bonds, National Harbor Project, Series	7/15 at 100.00	N/R	1,265,785
	2005, 5.200%, 7/01/34
542	Prince George’s County, Maryland, Special Tax District Bonds, Victoria Falls Project, Series	7/13 at 100.00	N/R	471,014
	2005, 5.250%, 7/01/35
1,200	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	Baa1	1,150,680
	7/01/31 – AMBAC Insured
	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds,
	Series 2002G:
1,000	5.250%, 7/01/17	7/12 at 100.00	Baa1	1,013,910
1,205	5.250%, 7/01/20	7/12 at 100.00	Baa1	1,215,182
1,275	5.250%, 7/01/21	7/12 at 100.00	Baa1	1,281,936
1,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/19 at 100.00	A+	1,554,390
	2009A, 5.750%, 8/01/37
700	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	A3	785,477
	5.500%, 7/01/19 – NPFG Insured
22,467	Total Tax Obligation/Limited			23,737,596
	Transportation – 3.0% (2.0% of Total Investments)
2,210	Maryland Transportation Authority, Revenue Bonds, Transportation Facilities Projects, Series	7/17 at 100.00	AA+	2,367,175
	2007, 5.000%, 7/01/30 – AGM Insured (UB)
	U.S. Guaranteed – 22.6% (14.9% of Total Investments) (4)
1,000	Annapolis, Maryland, General Obligation Public Improvement Refunding Bonds, Series 2002,	4/12 at 101.00	AA (4)	1,034,710
	4.375%, 4/01/17 (Pre-refunded 4/01/12)
1,000	Baltimore Board of School Commissioners, Maryland, Revenue Bonds, City Public School System,	5/13 at 100.00	AA+ (4)	1,078,690
	Series 2003A, 5.000%, 5/01/15 (Pre-refunded 5/01/13)
255	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2006C, 5.000%, 7/01/31	7/16 at 100.00	AA (4)	305,072
	(Pre-refunded 7/01/16) – AMBAC Insured
1,260	Charles County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	1/12 at 101.00	Aa1 (4)	1,292,684
	2002, 4.400%, 1/15/16 (Pre-refunded 1/15/12)
2,200	Maryland Economic Development Corporation, Lease Revenue Bonds, Department of Transportation	6/12 at 100.50	Aaa	2,284,260
	Headquarters Building, Series 2002, 4.750%, 6/01/22 (Pre-refunded 6/01/12)
285	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health,	No Opt. Call	N/R (4)	322,731
	Series 1997, 5.000%, 7/01/17 – AMBAC Insured (ETM)
725	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/14 at 100.00	A2 (4)	813,639
	System, Series 2004A, 5.125%, 7/01/34 (Pre-refunded 7/01/14)
585	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities	No Opt. Call	AAA	678,840
	Projects, First Series 1978, 6.800%, 7/01/16 (ETM)
4,860	Prince George’s County Housing Authority, Maryland, GNMA Collateralized Mortgage Revenue	11/12 at 100.00	N/R (4)	5,103,825
	Bonds, Fairview and Hillside Projects, Series 2002A, 4.700%, 11/20/22 (Pre-refunded 11/20/12)
1,000	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A,	No Opt. Call	Aaa	1,174,269
	5.125%, 6/01/24 – AMBAC Insured (ETM)
235	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,	2/12 at 100.00	Aaa	240,169
	5.500%, 8/01/29 (Pre-refunded 2/01/12)
2,000	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2002A, 5.125%,	4/12 at 100.00	AA+ (4)	2,058,419
	4/01/22 (Pre-refunded 4/01/12)
1,000	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland,	6/15 at 100.00	AAA	1,164,199
	Sewerage Disposal Bonds, Series 2005, 5.000%, 6/01/16 (Pre-refunded 6/01/15)
16,405	Total U.S. Guaranteed			17,551,507
	Utilities – 1.6% (1.1% of Total Investments)
1,250	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	11/11 at 100.00	N/R	1,252,713
	7.400%, 9/01/19 (Alternative Minimum Tax)
	Water and Sewer – 5.4% (3.5% of Total Investments)
2,590	Baltimore, Maryland, Revenue Refunding Bonds, Wastewater Projects, Series 2002A, 5.125%,	7/12 at 100.00	AA	2,610,072
	7/01/42 – NPFG Insured
345	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2006C, 5.000%, 7/01/31 –	7/16 at 100.00	AA	361,166
	AMBAC Insured
660	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2007D, 5.000%, 7/01/32 –	7/17 at 100.00	AA	695,929
	AMBAC Insured
430	Maryland Water Quality Financing Administration, Revolving Loan Fund Revenue Bonds, Series	No Opt. Call	AAA	506,066
	2005A, 5.000%, 9/01/15
4,025	Total Water and Sewer			4,173,233
$ 135,847	Total Investments (cost $115,918,241) – 152.1%			118,055,295
	Floating Rate Obligations – (5.5)%			(4,255,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (48.7)% (5)			(37,766,000)
	Other Assets Less Liabilities – 2.1%			1,563,143
	Net Assets Applicable to Common Shares – 100%			$ 77,597,438

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of August 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$118,055,295	$ —	$118,055,295

The following is a reconciliation of the Fund's Level 3 investments held at the beginning and end of the measurement period:

Level 3
Municipal
Bonds
Balance at the beginning of period	$ 606,465
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	(11,911)
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	328
Transfers in to	—
Transfers out of	(594,882)
Balance at the end of period	$ —

During the period ended August 31, 2011, the Fund recognized no significant transfers to or from Level 1 or Level 2. Transfers in/or out of Level 3 are shown using end of period values.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At August 31, 2011, the cost of investments was $111,958,248.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2011, were as follows:

Gross unrealized:
Appreciation	$ 4,612,099
Depreciation	(2,770,029)
Net unrealized appreciation (depreciation) of investments	$ 1,842,070

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investor Service, Inc.
("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities.
(5)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.0%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Maryland Dividend Advantage Municipal Fund 3

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         October 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         October 28, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         October 28, 2011